TRADE RECEIVABLES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Detail Of Assessment Of Recoverability Of Outstanding Balances From Impaired Debtors [Line Items]
Gross carrying amount	$ 6,702	$ 11,290
Less: Allowances for doubtful debts	(655)	(660)
Carrying amount net of allowance	6,702	11,290
Credit impaired debtors including the debtor whose invoice is in dispute [member] | Expected credit losses individually assessed [member]
Disclosure Detail Of Assessment Of Recoverability Of Outstanding Balances From Impaired Debtors [Line Items]
Gross carrying amount	655	660
Less: Allowances for doubtful debts	(655)	(660)	$ (684)
Carrying amount net of allowance	$ 0	$ 0